OMB APPROVAL
							OMB NUMBER: 3235-0456
							EXPIRES: AUGUST 31, 2000

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.
Please print or type.



1.	Name and address of issuer:
Morgan Stanley Dean Witter California Tax-Free
Daily Income Trust
		Two World Trade Center, 70th Floor
		New York, NY  10048



2.	The name of each series or class of securities for which
this Form is filed ( If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes) : [X]





3.	Investment Company Act File Number:	 811-5554


4.	Securities Act File Number:			33-21803


4(a). Last day of fiscal year for which this Form is filed:

	December 31, 2000



4(b).[    ] Check box if this Form is being filed late (i.e.,
more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If this Form is being filed late, interest must be paid on the registration fee due.
4(c).[    ] Check box if this is the last time the issuer will be
filing this Form.




5.Calculation of registration fee:

(i)	Aggregate sale price of securities sold during
fiscal year pursuant to section 24(f):
							$543,683,554.90



(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:
							$(552,231,479.11)



(iii) Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:					$(5,460,062.73)



(iv) Total available redemption credits [add Items 5(ii) and
5(iii)]:
	$(557,691,541.84)




(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from item 5(i)]:
								$0



(vi)	Redemption credits available for use in future
years if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:
							$(14,007,986.94)



(vii)Multiplier for determining registration fee (See Instruction
C.9):
	x .00025



(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter 0 if no fee is due):
	=$0


6. Prepaid Shares
If the response to Item 5(i) was determined by deduction and amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
deducted here: 0         .  If there is a number of shares or
other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7. Interest due if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction
D):
									+$ 0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
									=$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


			Method of Delivery:
							[    ] Wire Transfer
							[    ] Mail or other means




SIGNATURES

This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Barry Fink
Barry Fink
Vice President


Date:	February 6, 2001
           *Please print the name and title of the signing officer below the signature.